Short-Term Borrowings And Long-Term Debt (Schedule Of Short-Term Borrowings) (Parenthetical) (Detail)	Mar. 31, 2015	Mar. 31, 2014
Unsecured Short-Term Loans From Financial Institutions Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term debt, weighted average interest rates	0.26%	0.33%
Commercial Paper Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term debt, weighted average interest rates	0.09%	0.08%